Premises and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 47,544,896	$ 43,284,422
Less: Accumulated Depreciation	(20,325,013)	(19,109,715)
Total Premises and Equipment, Net	27,219,883	24,174,707
Depreciation Expense	1,589,671	1,500,000	$ 1,500,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,708,424	6,693,927
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	25,336,734	23,319,946
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,748,562	11,878,563
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,751,176	$ 1,391,986